Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 8,582,905	₩ 8,471,738	₩ 6,847,376
Cash flows	504,331	(259,601)	112,632
Changes in Accounting Policy		507,472	771,410
Newly acquired	458,870	(12,607)	774,906
Exchange difference	2,882	(27,085)	6,435
Fair value change	(22,053)		(31,456)
Change in Consolidation Scope	52,834	3,564
Other	(6,974)	(100,576)	(9,565)
Ending	9,572,795	8,582,905	8,471,738
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	7,316,298	7,298,867	6,648,294
Cash flows	900,394	167,867	574,175
Newly acquired	52,782	17,523
Exchange difference	196,890	(157,985)	64,398
Change in Consolidation Scope	15,994
Other	(44,655)	(9,974)	12,000
Ending	8,437,703	7,316,298	7,298,867
Financial lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,143,640	1,211,351
Cash flows	(394,567)	(447,784)
Changes in Accounting Policy		473,477
Newly acquired	403,451	(3)
Exchange difference	3
Fair value change	90	40
Change in Consolidation Scope	36,840	3,564
Other	(30,088)	(97,005)
Ending	1,159,369	1,143,640	1,211,351
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		1,211,351	163,858
Cash flows			(485,444)
Changes in Accounting Policy			771,410
Newly acquired			774,906
Other			(13,379)
Ending			1,211,351
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(7,606)	(58,576)	(29,843)
Cash flows	216	34,933	33,635
Exchange difference	(189,700)	2,870	(53,729)
Fair value change	(17,251)	(3,456)	(11,398)
Other	114,888	16,623	2,759
Ending	(99,453)	(7,606)	(58,576)
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	130,573	20,096	65,067
Cash flows	(1,712)	(943)	(9,734)
Newly acquired	2,637	2,798
Exchange difference	(4,311)	142,511	(4,234)
Fair value change	(4,892)	(23,669)	(20,058)
Other	(47,119)	(10,220)	(10,945)
Ending	₩ 75,176	130,573	₩ 20,096
Other Financial Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows		(13,674)
Newly acquired		₩ 13,674